Equity (Details) $ in Millions	9 Months Ended
Sep. 30, 2020 USD ($)
Stock option [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost	$ 2.1
Weighted-average period	3 years 2 months 12 days
RSU's and PSU's [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost	$ 45.1
Weighted-average period	2 years 8 months 12 days